CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Jun. 30, 2023 shares
CONSOLIDATED STATEMENTS OF CASH FLOWS
Stock issuance for convertible notes redemption (in shares)	9,225,338